New York Life Insurance Company
51 Madison Avenue, New York, NY 10010
Work at Home: (718) 564-9270
E-mail : Jennifer_Covell@newyorklife.com www.newyorklife.com

Jennifer A. Covell
Associate General Counsel

VIA EDGAR

May 4, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation Corporate Sponsored

  Variable Universal Life Separate Account – I

  File No. 333-48300

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 41 on Form N-6 that was filed by the Registrant on April 12, 2021 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 12, 2021.

If you have any questions regarding this submission, please contact the undersigned at (718) 564-9270.

Very truly yours,

/s/ Jennifer A. Covell
Jennifer A. Covell
Associate General Counsel